Business Combinations - Peterborough Distribution (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Aug. 01, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Total goodwill	$ 373		$ 325
Peterborough Distribution Inc. [Member]
Business Acquisition [Line Items]
Working capital		$ 7
Property, plant and equipment		64
Regulatory assets		1
Total goodwill		33
Other long-term liabilities		(1)
Fair value of assets acquired and liabilities assumed		$ 104